PROPERTY, PLANT AND EQUIPMENT - Valuation Technique (Details) - Property, plant and equipment - Recurring fair value measurement - Discounted cash flow model	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Utilities | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal Value Multiple	8	8
Investment Horizon	10 years	10 years
Utilities | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal Value Multiple	21	22
Investment Horizon	20 years	20 years
Transport | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal Value Multiple	9	9
Investment Horizon	10 years	10 years
Transport | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal Value Multiple	14	14
Investment Horizon	20 years	20 years
Energy
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Investment Horizon		10 years
Energy | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal Value Multiple	10	10
Investment Horizon	5 years
Energy | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal Value Multiple	17	14
Investment Horizon	10 years
Data Infrastructure
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Investment Horizon		10 years
Data Infrastructure | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal Value Multiple	11	10
Investment Horizon	10 years
Data Infrastructure | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal Value Multiple	17	11
Investment Horizon	11 years
Interest rate, measurement input | Utilities | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.07	0.07
Interest rate, measurement input | Utilities | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.14	0.14
Interest rate, measurement input | Transport | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.09	0.10
Interest rate, measurement input | Transport | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.14	0.13
Interest rate, measurement input | Energy | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.12	0.12
Interest rate, measurement input | Energy | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.15	0.15
Interest rate, measurement input | Data Infrastructure | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.13	0.13
Interest rate, measurement input | Data Infrastructure | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.15	0.15